Accounts Receivable, Net (Tables)	12 Months Ended
Jun. 30, 2017
Accounts Receivable, Net/Deposits and Other Receivables [Abstract]
Schedule of accounts receivable, net
	June 30, 2017	June 30, 2016
Accounts receivable	$10,829,140	$9,666,112
Less: allowance for doubtful accounts	(5,863,947)	(3,937,778)
Total accounts receivable, net	$4,965,193	$5,728,334

Schedule of movement of allowance for doubtful accounts
	June 30, 2017	June 30, 2016
Beginning balance	$3,937,778	$-
Charge to expense (benefit)	1,995,887	4,067,144
Exchange rate effect	(69,718)	(129,366)
Ending balance	$5,863,947	$3,937,778